Investment in associates and joint ventures - Summary of Investments in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates and joint ventures [line items]
Beginning balance	$ 51
Share of profits	(6)	$ (10)	$ (31)
Ending balance	55	51
Investment in associates and joint ventures	55	51
Joint ventures
Disclosure of associates and joint ventures [line items]
Investment in associates and joint ventures	16	5
Associates
Disclosure of associates and joint ventures [line items]
Investment in associates and joint ventures	39	46
Cost
Disclosure of associates and joint ventures [line items]
Beginning balance	108	101
Additions	11	6
Share of profits	6	10
System Fund share of losses	(2)	(2)
Dividends and distributions	(13)	(7)
Exchange and other adjustments	2	0
Ending balance	112	108	101
Impairment
Disclosure of associates and joint ventures [line items]
Beginning balance	(57)	(53)
Impairment charge	0	(4)
Ending balance	$ (57)	$ (57)	$ (53)